Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Allspring Government Money Market Funds - Class A | Government Money Market Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.81%	2.85%	1.77%
Performance Inception Date	Nov. 08, 1999
Allspring Government Money Market Funds - Class A | Treasury Plus Money Market Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	2.84%	1.76%
Performance Inception Date	Jul. 28, 2003
Allspring Government Money Market Funds - Administrator Class | Government Money Market Fund | Admin
Prospectus [Line Items]
Average Annual Return, Percent		4.04%	3.04%	1.95%
Performance Inception Date	Jul. 31, 2003
Allspring Government Money Market Funds - Administrator Class | Treasury Plus Money Market Fund | Admin
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	3.03%	1.94%
Performance Inception Date	Mar. 31, 2008
Allspring Government Money Market Funds - Administrator Class | 100% Treasury Money Market Fund | Admin
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	3.03%	1.95%
Performance Inception Date	Jun. 30, 2010
Allspring Government Money Market Funds - Institutional Class | Government Money Market Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.14%	2.07%
Performance Inception Date	Jul. 28, 2003
Allspring Government Money Market Funds - Institutional Class | Treasury Plus Money Market Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.13%	2.06%
Performance Inception Date	Aug. 11, 1995
Allspring Government Money Market Funds - Institutional Class | 100% Treasury Money Market Fund | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.11%	2.04%
Performance Inception Date	Oct. 31, 2014
Allspring Government Money Market Funds - Select Class | Government Money Market Fund | Select
Prospectus [Line Items]
Average Annual Return, Percent		4.24%	3.19%	2.12%
Performance Inception Date	Jun. 30, 2015
Allspring Government Money Market Funds - Select Class | Treasury Plus Money Market Fund | Select
Prospectus [Line Items]
Average Annual Return, Percent		4.22%	3.18%	2.09%
Performance Inception Date	Mar. 15, 2019
Allspring Government Money Market Funds - Service Class | Government Money Market Fund | Service
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	2.91%	1.83%
Performance Inception Date	Nov. 16, 1987
Allspring Government Money Market Funds - Service Class | Treasury Plus Money Market Fund | Service
Prospectus [Line Items]
Average Annual Return, Percent		3.90%	2.94%	1.86%
Performance Inception Date	Oct. 01, 1985
Allspring Government Money Market Funds - Service Class | 100% Treasury Money Market Fund | Service
Prospectus [Line Items]
Average Annual Return, Percent		3.85%	2.88%	1.81%
Performance Inception Date	Dec. 03, 1990
Allspring Government Money Market Funds - Sweep Class | Government Money Market Fund | Sweep
Prospectus [Line Items]
Average Annual Return, Percent		3.87%	2.91%	1.65%
Performance Inception Date	Jul. 31, 2020
Allspring Government Money Market Funds - Tribal Inclusion Class | Government Money Market Fund | Tribal Inclusion
Prospectus [Line Items]
Average Annual Return, Percent		4.22%	3.15%	2.07%
Performance Inception Date	Nov. 03, 2023
Government Money Market Funds - Roberts and Ryan Class | Government Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.13%	2.06%
Performance Inception Date	Oct. 20, 2023
Government Money Market Funds - Roberts and Ryan Class | Treasury Plus Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.13%	2.05%
Performance Inception Date	Oct. 20, 2023
Government Money Market Funds - Roberts and Ryan Class | 100% Treasury Money Market Fund | Roberts and Ryan
Prospectus [Line Items]
Average Annual Return, Percent		4.16%	3.10%	2.03%
Performance Inception Date	Oct. 20, 2023
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.98%	3.00%	1.92%
Performance Inception Date	Jul. 01, 1992
Allspring Retail Money Market Funds - Classes A and C | Money Market Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	2.43%	1.56%
Performance Inception Date	Jun. 30, 2010
Allspring Retail Money Market Funds - Administrator Class | National Tax-Free Money Market Fund | Admin
Prospectus [Line Items]
Average Annual Return, Percent		2.66%	2.03%	1.40%
Performance Inception Date	Apr. 08, 2005
Allspring Retail Money Market Funds - Premier Class | Money Market Fund | Premier Class
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	3.33%	2.28%
Performance Inception Date	Mar. 31, 2016
Allspring Retail Money Market Funds - Premier Class | National Tax-Free Money Market Fund | Premier Class
Prospectus [Line Items]
Average Annual Return, Percent		2.72%	2.10%	1.47%
Performance Inception Date	Nov. 08, 1999
Allspring Retail Money Market Funds - Service Class | Money Market Fund | Service
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	3.06%	2.00%
Performance Inception Date	Jun. 30, 2010
Allspring Retail Money Market Funds - Service Class | National Tax-Free Money Market Fund | Service
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	1.96%	1.30%
Performance Inception Date	Aug. 03, 1993